Business Segments	12 Months Ended
Mar. 31, 2016
Segment Reporting [Abstract]
Business Segments

(G) Business Segments

Operating segments are defined as components of an enterprise that engage in business activities that earn revenues, incur expenses and prepare separate financial information that is evaluated regularly by our chief operating decision maker in order to allocate resources and assess performance. Operations related to the Skyway Acquisition will be included in the cement segment, as this plant has an identical customer base and is managed by the cement divison.

We operate in five business segments: Cement, Gypsum Wallboard, Recycled Paperboard, Oil and Gas Proppants and Concrete and Aggregates. These operations are conducted in the U.S. and include the mining of limestone and the manufacture, production, distribution and sale of portland cement and slag (a basic construction material which are the essential binding ingredients in concrete), the grinding of slag, the mining of gypsum and the manufacture and sale of gypsum wallboard, the manufacture and sale of recycled paperboard to the gypsum wallboard industry and other paperboard converters, the sale of readymix concrete and the mining and sale of aggregates (crushed stone, sand and gravel) and sand used in hydraulic fracturing (“frac sand”). The products that we manufacture, distribute and sell are basic materials with broad application as construction products, building materials, and basic materials used for oil and natural gas extraction.  Our construction productions are used in residential, industrial, commercial and infrastructure construction and include cement, concrete and aggregates.  Our building materials are sold into similar markets and include gypsum wallboard.  Our basic materials used for oil and natural gas extraction include frac sand and oil well cement.

We operate six cement plants, one slag grinding facility, sixteen cement distribution terminals, five gypsum wallboard plants, including the plant idled in Bernalillo, N.M., a gypsum wallboard distribution center, a recycled paperboard mill, seventeen readymix concrete batch plant locations, four aggregates processing plant locations, two frac sand processing facilities, three frac sand drying facilities and six frac sand trans-load locations. The principal markets for our cement products are Texas, northern Illinois (including Chicago), the central plains, the Rocky Mountains, northern Nevada, and northern California. Gypsum wallboard and recycled paperboard are distributed throughout the continental U.S, with the exception of the northeast. Concrete and aggregates are sold to local readymix producers and paving contractors in the Austin, Texas area, north of Sacramento, California and the greater Kansas City, Missouri area, while frac sand is currently sold into shale deposits across the United States.

We conduct one of our six cement plant operations, Texas Lehigh Cement Company LP in Buda, Texas, through a Joint Venture. For segment reporting purposes only, we proportionately consolidate our 50% share of the Joint Venture’s revenues and operating earnings, which is consistent with the way management reports the segments within the Company for making operating decisions and assessing performance.

We account for intersegment sales at market prices. The following table sets forth certain financial information relating to our operations by segment:

	For the Years Ended March 31,
	2016	2015	2014
	(dollars in thousands)
Revenues -
Cement	$528,499	$488,644	$438,224
Gypsum Wallboard	461,457	437,514	387,016
Paperboard	149,192	142,690	130,178
Oil and Gas Proppants	57,591	81,381	19,557
Concrete and Aggregates	128,073	107,892	96,908
	1,324,812	1,258,121	1,071,883
Less: Intersegment Revenues	(73,862)	(65,533)	(62,094)
Less: Joint Venture Revenues	(107,458)	(126,220)	(111,393)
	$1,143,492	$1,066,368	$898,396

	For the Years Ended March 31,
	2016	2015	2014
	(dollars in thousands)
Intersegment Revenues -
Cement	$13,939	$9,598	$8,952
Paperboard	59,001	55,060	52,119
Concrete and Aggregates	922	875	1,023
	$73,862	$65,533	$62,094
Cement Sales Volumes (M tons) -
Wholly-Owned	3,903	3,744	3,580
Joint Venture	875	1,055	1,013
	4,778	4,799	4,593

	For the Years Ended March 31,
	2016	2015	2014
	(dollars in thousands)
Operating Earnings -
Cement	$137,854	$117,527	$89,486
Gypsum Wallboard	159,352	145,871	114,852
Paperboard	32,153	31,512	23,610
Oil and Gas Proppants	(68,466)	(2,546)	(4,890)
Concrete and Aggregates	9,807	6,736	212
Other, net	2,328	3,201	1,368
Sub-Total	273,028	302,301	224,638
Corporate General and Administrative	(37,193)	(30,751)	(24,552)
Acquisition, Litigation and Other Expense	—	(6,880)	—
Earnings Before Interest and Income Taxes	235,835	264,670	200,086
Interest Expense, net	(16,583)	(11,743)	(18,282)
Earnings Before Income Taxes	$219,252	$252,927	$181,804
Cement Operating Earnings -
Wholly-Owned	$98,771	$72,560	$51,675
Joint Ventures	39,083	44,967	37,811
	$137,854	$117,527	$89,486
Capital Expenditures -
Cement	$20,262	$27,086	$12,226
Gypsum Wallboard	4,832	7,129	4,825
Paperboard	5,542	1,888	3,354
Oil and Gas Proppants	40,144	61,484	34,264
Concrete and Aggregates	18,783	13,851	4,572
Other, net	—	135	249
	$89,563	$111,573	$59,490
Depreciation , Depletion and Amortization -
Cement	$33,400	$31,839	$31,829
Gypsum Wallboard	19,988	20,092	20,981
Paperboard	8,312	8,251	8,716
Oil and Gas Proppants	27,227	8,839	1,707
Concrete and Aggregates	6,260	5,533	5,205
Corporate and Other	1,918	1,745	1,583
	$97,105	$76,299	$70,021

	As of March 31,
	2016	2015	2014
	(dollars in thousands)
Identifiable Assets
Cement	$819,994	$777,956	$762,578
Gypsum Wallboard	392,523	403,279	412,566
Paperboard	127,371	123,519	125,045
Oil and Gas Proppants	409,497	455,572	92,199
Concrete and Aggregates	106,634	96,610	87,364
Other, net	27,616	23,390	31,777
	$1,883,635	$1,880,326	$1,511,529

Segment operating earnings, including the proportionately consolidated 50% interest in the revenues and expenses of the Joint Venture, represent revenues less direct operating expenses, segment depreciation, and segment selling, general and administrative expenses. We account for intersegment sales at market prices. Corporate assets consist primarily of cash and cash equivalents, general office assets and miscellaneous other assets.

The basis used to disclose Identifiable Assets, Capital Expenditures and Depreciation, Depletion conforms with the equity method, and is similar to how we disclose these accounts in our Consolidated Balance Sheets and Consolidated Statements of Earnings.

The segment breakdown of goodwill at March 31, 2016 and 2015 is as follows:

	For the Years Ended March 31,
	2016	2015
	(dollars in thousands)
Cement	$9,729	$8,359
Gypsum Wallboard	116,618	116,618
Paperboard	7,538	7,538
	$133,885	$132,515